Income Taxes - Schedule of Components of Pre-Tax Net Loss (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Loss before income taxes	$ (25,952)	$ (42,247)	$ (137,293)	$ (192,384)	$ (85,974)
Domestic
Loss before income taxes	(21,694)	(41,568)	(131,189)	(173,261)	(77,453)
Foreign
Loss before income taxes	$ (4,258)	$ (679)	$ (6,104)	$ (19,123)	$ (8,521)